Segment Information_Operating Segments(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)		Dec. 31, 2015 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		₩ 10,192,182,000,000			₩ 7,444,942,000,000		₩ 7,381,949,000,000
Intra-segment operating revenues(expenses)		0			0
Revenue		10,192,182,000,000			7,444,942,000,000
Net interest income		7,710,009,000,000		$ 7,223,032	6,402,529,000,000		6,203,199,000,000
Interest income		11,382,452,000,000		10,663,518	10,021,882,000,000		10,375,823,000,000
Interest expense		(3,672,443,000,000)		(3,440,486)	(3,619,353,000,000)		(4,172,624,000,000)
Net fee and commission income		2,050,024,000,000		1,920,541	1,584,892,000,000		1,534,983,000,000
Fee and commission income		3,988,250,000,000		3,736,346	3,150,877,000,000		2,971,095,000,000
Fee And Commission Expense		(1,938,226,000,000)		(1,815,805)	(1,565,985,000,000)		(1,436,112,000,000)
Net insurance income(expense)		593,710,000,000		556,210	(117,803,000,000)		(105,614,000,000)
Insurance income		8,970,992,000,000		8,404,369	1,201,352,000,000		1,373,373,000,000
Insurance expense		(8,377,282,000,000)		(7,848,159)	(1,319,155,000,000)		(1,478,987,000,000)
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		740,329,000,000		693,569	(8,768,000,000)		359,727,000,000
Net other operating income(expense)		(901,890,000,000)		(844,925)	(415,908,000,000)		(610,346,000,000)
General and administrative expenses		(5,628,664,000,000)		(5,273,148)	(5,228,711,000,000)		(4,523,584,000,000)
Operating profit before provision for credit losses		4,563,518,000,000		4,275,279	2,216,231,000,000		2,858,365,000,000
Provision For Credit Losses		(548,244,000,000)		(513,616)	(539,283,000,000)		(1,037,231,000,000)
Net operating income (expense)		4,015,274,000,000		3,761,663	1,676,948,000,000		1,821,134,000,000
Share of profit of associates and joint ventures		84,274,000,000		78,951	280,838,000,000		203,097,000,000
Net other non-operating income(expense)		38,876,000,000		36,420	670,869,000,000		140,464,000,000
Segment profits before income tax		4,138,424,000,000		3,877,034	2,628,655,000,000		2,164,695,000,000
Income tax expense		(794,963,000,000)		(744,752)	(438,475,000,000)		(437,389,000,000)
Profit for the year		3,343,461,000,000		3,132,282	2,190,180,000,000		1,727,306,000,000
Profit attributable to shareholders of the Parent Company		3,311,438,000,000		3,102,282	2,143,744,000,000		1,698,318,000,000
Profit attributable to non-controlling interests		32,023,000,000		$ 30,000	46,436,000,000		28,988,000,000
Total assets		436,785,609,000,000	[1]		375,673,656,000,000	[1]		$ 409,197,513
Total liabilities		402,740,780,000,000	[1]		344,412,253,000,000	[1]		$ 377,303,011
Reportable segments [Member]
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		10,192,182,000,000			7,444,942,000,000		7,381,949,000,000
Intra-segment operating revenues(expenses)		0			0
Revenue		10,192,182,000,000			7,444,942,000,000
Net interest income		7,710,009,000,000			6,402,529,000,000
Interest income		11,382,452,000,000			10,021,882,000,000
Interest expense		(3,672,443,000,000)			(3,619,353,000,000)
Net fee and commission income		2,050,024,000,000			1,584,892,000,000
Fee and commission income		3,988,250,000,000			3,150,877,000,000
Fee And Commission Expense		(1,938,226,000,000)			(1,565,985,000,000)
Net insurance income(expense)		593,710,000,000			(117,803,000,000)
Insurance income		8,970,992,000,000			1,201,352,000,000
Insurance expense		(8,377,282,000,000)			(1,319,155,000,000)
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		740,329,000,000			(8,768,000,000)
Net other operating income(expense)		(901,890,000,000)			(415,908,000,000)
General and administrative expenses		(5,628,664,000,000)			(5,228,711,000,000)
Operating profit before provision for credit losses		4,563,518,000,000			2,216,231,000,000
Provision For Credit Losses		(548,244,000,000)			(539,283,000,000)
Net operating income (expense)		4,015,274,000,000			1,676,948,000,000
Share of profit of associates and joint ventures		84,274,000,000			280,838,000,000
Net other non-operating income(expense)		38,876,000,000			670,869,000,000
Segment profits before income tax		4,138,424,000,000			2,628,655,000,000
Income tax expense		(794,963,000,000)			(438,475,000,000)
Profit for the year		3,343,461,000,000			2,190,180,000,000
Profit attributable to shareholders of the Parent Company		3,311,438,000,000			2,143,744,000,000
Profit attributable to non-controlling interests		32,023,000,000			46,436,000,000
Total assets	[1]	436,785,609,000,000			375,673,656,000,000
Total liabilities	[1]	402,740,780,000,000			344,412,253,000,000
Banking service
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		6,245,316,000,000			5,454,100,000,000		5,398,554,000,000
Intra-segment operating revenues(expenses)		184,863,000,000			258,509,000,000
Revenue		6,430,179,000,000			5,712,609,000,000
Net interest income		5,394,315,000,000			4,828,910,000,000
Interest income		8,338,424,000,000			7,894,156,000,000
Interest expense		(2,944,109,000,000)			(3,065,246,000,000)
Net fee and commission income		1,224,689,000,000			1,087,851,000,000
Fee and commission income		1,471,480,000,000			1,310,382,000,000
Fee And Commission Expense		(246,791,000,000)			(222,531,000,000)
Net insurance income(expense)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		99,262,000,000			196,898,000,000
Net other operating income(expense)		(288,087,000,000)			(401,050,000,000)
General and administrative expenses		(3,665,822,000,000)			(4,268,949,000,000)
Operating profit before provision for credit losses		2,764,357,000,000			1,443,660,000,000
Provision For Credit Losses		(115,166,000,000)			(254,329,000,000)
Net operating income (expense)		2,649,191,000,000			1,189,331,000,000
Share of profit of associates and joint ventures		37,571,000,000			17,615,000,000
Net other non-operating income(expense)		(73,467,000,000)			49,311,000,000
Segment profits before income tax		2,613,295,000,000			1,256,257,000,000
Income tax expense		(438,590,000,000)			(292,001,000,000)
Profit for the year		2,174,705,000,000			964,256,000,000
Profit attributable to shareholders of the Parent Company		2,174,705,000,000			964,256,000,000
Profit attributable to non-controlling interests		0			0
Total assets	[1]	329,765,927,000,000			307,066,370,000,000
Total liabilities	[1]	304,442,493,000,000			283,741,368,000,000
Corporate Banking
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		2,128,913,000,000			1,803,204,000,000
Intra-segment operating revenues(expenses)		(18,447,000,000)			9,274,000,000
Revenue		2,110,466,000,000			1,812,478,000,000
Net interest income		2,555,780,000,000			2,286,347,000,000
Interest income		3,584,021,000,000			3,297,791,000,000
Interest expense		(1,028,241,000,000)			(1,011,444,000,000)
Net fee and commission income		235,210,000,000			231,182,000,000
Fee and commission income		315,994,000,000			293,336,000,000
Fee And Commission Expense		(80,784,000,000)			(62,154,000,000)
Net insurance income(expense)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		(1,750,000,000)			(1,166,000,000)
Net other operating income(expense)		(678,774,000,000)			(703,885,000,000)
General and administrative expenses		(974,096,000,000)			(950,038,000,000)
Operating profit before provision for credit losses		1,136,370,000,000			862,440,000,000
Provision For Credit Losses		6,918,000,000			(278,277,000,000)
Net operating income (expense)		1,143,288,000,000			584,163,000,000
Share of profit of associates and joint ventures		0			0
Net other non-operating income(expense)		1,873,000,000			(1,300,000,000)
Segment profits before income tax		1,145,161,000,000			582,863,000,000
Income tax expense		(181,936,000,000)			(140,910,000,000)
Profit for the year		963,225,000,000			441,953,000,000
Profit attributable to shareholders of the Parent Company		963,225,000,000			441,953,000,000
Profit attributable to non-controlling interests		0			0
Total assets	[1]	117,904,269,000,000			109,500,342,000,000
Total liabilities	[1]	102,224,405,000,000			91,685,643,000,000
Retail Banking
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		2,710,798,000,000			2,248,035,000,000
Intra-segment operating revenues(expenses)		0			0
Revenue		2,710,798,000,000			2,248,035,000,000
Net interest income		2,647,768,000,000			2,353,232,000,000
Interest income		3,935,895,000,000			3,740,601,000,000
Interest expense		(1,288,127,000,000)			(1,387,369,000,000)
Net fee and commission income		595,322,000,000			504,259,000,000
Fee and commission income		668,227,000,000			583,048,000,000
Fee And Commission Expense		(72,905,000,000)			(78,789,000,000)
Net insurance income(expense)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		0
Net other operating income(expense)		(532,292,000,000)			(609,456,000,000)
General and administrative expenses		(1,946,640,000,000)			(2,102,384,000,000)
Operating profit before provision for credit losses		764,158,000,000			145,651,000,000
Provision For Credit Losses		(122,107,000,000)			(2,615,000,000)
Net operating income (expense)		642,051,000,000			143,036,000,000
Share of profit of associates and joint ventures		0			0
Net other non-operating income(expense)		0			0
Segment profits before income tax		642,051,000,000			143,036,000,000
Income tax expense		(102,059,000,000)			(34,614,000,000)
Profit for the year		539,992,000,000			108,422,000,000
Profit attributable to shareholders of the Parent Company		539,992,000,000			108,422,000,000
Profit attributable to non-controlling interests		0			0
Total assets	[1]	129,438,168,000,000			122,806,490,000,000
Total liabilities	[1]	147,870,309,000,000			140,082,958,000,000
Other Banking Services
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,405,605,000,000			1,402,861,000,000
Intra-segment operating revenues(expenses)		203,310,000,000			249,235,000,000
Revenue		1,608,915,000,000			1,652,096,000,000
Net interest income		190,767,000,000			189,331,000,000
Interest income		818,508,000,000			855,764,000,000
Interest expense		(627,741,000,000)			(666,433,000,000)
Net fee and commission income		394,157,000,000			352,410,000,000
Fee and commission income		487,259,000,000			433,998,000,000
Fee And Commission Expense		(93,102,000,000)			(81,588,000,000)
Net insurance income(expense)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		101,012,000,000			198,064,000,000
Net other operating income(expense)		922,979,000,000			912,291,000,000
General and administrative expenses		(745,086,000,000)			(1,216,527,000,000)
Operating profit before provision for credit losses		863,829,000,000			435,569,000,000
Provision For Credit Losses		23,000,000			26,563,000,000
Net operating income (expense)		863,852,000,000			462,132,000,000
Share of profit of associates and joint ventures		37,571,000,000			17,615,000,000
Net other non-operating income(expense)		(75,340,000,000)			50,611,000,000
Segment profits before income tax		826,083,000,000			530,358,000,000
Income tax expense		(154,595,000,000)			(116,477,000,000)
Profit for the year		671,488,000,000			413,881,000,000
Profit attributable to shareholders of the Parent Company		671,488,000,000			413,881,000,000
Profit attributable to non-controlling interests		0			0
Total assets	[1]	82,423,490,000,000			74,759,538,000,000
Total liabilities	[1]	54,347,779,000,000			51,972,767,000,000
Securities
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,074,365,000,000			184,856,000,000		184,880,000,000
Intra-segment operating revenues(expenses)		(1,157,000,000)			3,268,000,000
Revenue		1,073,208,000,000			188,124,000,000
Net interest income		251,967,000,000			73,205,000,000
Interest income		452,862,000,000			142,960,000,000
Interest expense		(200,895,000,000)			(69,755,000,000)
Net fee and commission income		551,619,000,000			193,384,000,000
Fee and commission income		637,630,000,000			220,938,000,000
Fee And Commission Expense		(86,011,000,000)			(27,554,000,000)
Net insurance income(expense)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		526,023,000,000			(212,522,000,000)
Net other operating income(expense)		(256,401,000,000)			134,057,000,000
General and administrative expenses		(734,024,000,000)			(316,958,000,000)
Operating profit before provision for credit losses		339,184,000,000			(128,834,000,000)
Provision For Credit Losses		(23,080,000,000)			9,083,000,000
Net operating income (expense)		316,104,000,000			(119,751,000,000)
Share of profit of associates and joint ventures		535,000,000			106,423,000,000
Net other non-operating income(expense)		1,794,000,000			634,863,000,000
Segment profits before income tax		318,433,000,000			621,535,000,000
Income tax expense		(46,732,000,000)			20,765,000,000
Profit for the year		271,701,000,000			642,300,000,000
Profit attributable to shareholders of the Parent Company		271,701,000,000			642,300,000,000
Profit attributable to non-controlling interests		0			0
Total assets	[1]	37,351,680,000,000			32,382,795,000,000
Total liabilities	[1]	32,936,024,000,000			28,198,439,000,000
Non-life Insurance
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,121,108,000,000			0		0
Intra-segment operating revenues(expenses)		18,039,000,000
Revenue		1,139,147,000,000
Net interest income		465,016,000,000
Interest income		465,144,000,000
Interest expense		(128,000,000)
Net fee and commission income		(97,828,000,000)
Fee and commission income		1,532,000,000
Fee And Commission Expense		(99,360,000,000)
Net insurance income(expense)		699,873,000,000
Insurance income		7,947,262,000,000
Insurance expense		(7,247,389,000,000)
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		41,079,000,000
Net other operating income(expense)		31,007,000,000
General and administrative expenses		(629,469,000,000)
Operating profit before provision for credit losses		509,678,000,000
Provision For Credit Losses		(8,987,000,000)
Net operating income (expense)		500,691,000,000
Share of profit of associates and joint ventures		0
Net other non-operating income(expense)		11,167,000,000
Segment profits before income tax		511,858,000,000
Income tax expense		(181,488,000,000)
Profit for the year		330,370,000,000
Profit attributable to shareholders of the Parent Company		330,286,000,000
Profit attributable to non-controlling interests		84,000,000
Total assets	[1]	32,351,778,000,000
Total liabilities	[1]	29,128,747,000,000
Credit Card
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,276,803,000,000			1,269,573,000,000		1,310,628,000,000
Intra-segment operating revenues(expenses)		(194,167,000,000)			(261,747,000,000)
Revenue		1,082,636,000,000			1,007,826,000,000
Net interest income		1,083,665,000,000			981,342,000,000
Interest income		1,341,150,000,000			1,261,787,000,000
Interest expense		(257,485,000,000)			(280,445,000,000)
Net fee and commission income		132,686,000,000			92,070,000,000
Fee and commission income		1,901,112,000,000			1,658,034,000,000
Fee And Commission Expense		(1,768,426,000,000)			(1,565,964,000,000)
Net insurance income(expense)		19,948,000,000			20,825,000,000
Insurance income		33,579,000,000			33,874,000,000
Insurance expense		(13,631,000,000)			(13,049,000,000)
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		0			0
Net other operating income(expense)		(153,663,000,000)			(86,411,000,000)
General and administrative expenses		(370,508,000,000)			(348,121,000,000)
Operating profit before provision for credit losses		712,128,000,000			659,705,000,000
Provision For Credit Losses		(336,884,000,000)			(249,809,000,000)
Net operating income (expense)		375,244,000,000			409,896,000,000
Share of profit of associates and joint ventures		(462,000,000)			(20,000,000)
Net other non-operating income(expense)		(6,882,000,000)			2,262,000,000
Segment profits before income tax		367,900,000,000			412,138,000,000
Income tax expense		(71,069,000,000)			(95,035,000,000)
Profit for the year		296,831,000,000			317,103,000,000
Profit attributable to shareholders of the Parent Company		296,831,000,000			317,103,000,000
Profit attributable to non-controlling interests		0			0
Total assets	[1]	17,658,310,000,000			15,772,036,000,000
Total liabilities	[1]	13,616,481,000,000			11,807,038,000,000
Life Insurance
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		129,513,000,000			139,847,000,000		142,885,000,000
Intra-segment operating revenues(expenses)		(20,515,000,000)			(26,528,000,000)
Revenue		108,998,000,000			113,319,000,000
Net interest income		215,743,000,000			233,742,000,000
Interest income		215,768,000,000			233,764,000,000
Interest expense		(25,000,000)			(22,000,000)
Net fee and commission income		(3,612,000,000)			(927,000,000)
Fee and commission income		69,000,000			85,000,000
Fee And Commission Expense		(3,681,000,000)			(1,012,000,000)
Net insurance income(expense)		(141,421,000,000)			(166,095,000,000)
Insurance income		1,008,329,000,000			1,167,478,000,000
Insurance expense		(1,149,750,000,000)			(1,333,573,000,000)
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		7,795,000,000			8,154,000,000
Net other operating income(expense)		30,493,000,000			38,445,000,000
General and administrative expenses		(72,423,000,000)			(94,753,000,000)
Operating profit before provision for credit losses		36,575,000,000			18,566,000,000
Provision For Credit Losses		(1,692,000,000)			(1,663,000,000)
Net operating income (expense)		34,883,000,000			16,903,000,000
Share of profit of associates and joint ventures		0			0
Net other non-operating income(expense)		(289,000,000)			(148,000,000)
Segment profits before income tax		34,594,000,000			16,755,000,000
Income tax expense		(13,508,000,000)			(4,041,000,000)
Profit for the year		21,086,000,000			12,714,000,000
Profit attributable to shareholders of the Parent Company		21,086,000,000			12,714,000,000
Profit attributable to non-controlling interests		0			0
Total assets	[1]	9,125,741,000,000			8,887,413,000,000
Total liabilities	[1]	8,586,328,000,000			8,337,849,000,000
Others
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		345,077,000,000			396,566,000,000		₩ 345,002,000,000
Intra-segment operating revenues(expenses)		171,422,000,000			159,944,000,000
Revenue		516,499,000,000			556,510,000,000
Net interest income		296,920,000,000			283,158,000,000
Interest income		582,864,000,000			501,675,000,000
Interest expense		(285,944,000,000)			(218,517,000,000)
Net fee and commission income		252,813,000,000			212,723,000,000
Fee and commission income		299,783,000,000			252,031,000,000
Fee And Commission Expense		(46,970,000,000)			(39,308,000,000)
Net insurance income(expense)		0			0
Insurance income		0			0
Insurance expense		0			0
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		19,749,000,000			7,851,000,000
Net other operating income(expense)		(52,983,000,000)			52,778,000,000
General and administrative expenses		(291,240,000,000)			(266,124,000,000)
Operating profit before provision for credit losses		225,259,000,000			290,386,000,000
Provision For Credit Losses		(62,894,000,000)			(42,893,000,000)
Net operating income (expense)		162,365,000,000			247,493,000,000
Share of profit of associates and joint ventures		6,076,000,000			156,820,000,000
Net other non-operating income(expense)		6,582,000,000			(440,000,000)
Segment profits before income tax		175,023,000,000			403,873,000,000
Income tax expense		(61,610,000,000)			(66,262,000,000)
Profit for the year		113,413,000,000			337,611,000,000
Profit attributable to shareholders of the Parent Company		113,798,000,000			291,175,000,000
Profit attributable to non-controlling interests		(385,000,000)			46,436,000,000
Total assets	[1]	37,439,753,000,000			36,646,767,000,000
Total liabilities	[1]	15,137,421,000,000			12,468,290,000,000
Intra-group Adjustments
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		0			0
Intra-segment operating revenues(expenses)		(158,485,000,000)			(133,446,000,000)
Revenue		(158,485,000,000)			(133,446,000,000)
Net interest income		2,383,000,000			2,172,000,000
Interest income		(13,760,000,000)			(12,460,000,000)
Interest expense		16,143,000,000			14,632,000,000
Net fee and commission income		(10,343,000,000)			(209,000,000)
Fee and commission income		(323,356,000,000)			(290,593,000,000)
Fee And Commission Expense		313,013,000,000			290,384,000,000
Net insurance income(expense)		15,310,000,000			27,467,000,000
Insurance income		(18,178,000,000)			0
Insurance expense		33,488,000,000			27,467,000,000
Net gains(losses) on financial assets/liabilities at fair value through profit or loss		46,421,000,000			(9,149,000,000)
Net other operating income(expense)		(212,256,000,000)			(153,727,000,000)
General and administrative expenses		134,822,000,000			66,194,000,000
Operating profit before provision for credit losses		(23,663,000,000)			(67,252,000,000)
Provision For Credit Losses		459,000,000			328,000,000
Net operating income (expense)		(23,204,000,000)			(66,924,000,000)
Share of profit of associates and joint ventures		40,554,000,000			0
Net other non-operating income(expense)		99,971,000,000			(14,979,000,000)
Segment profits before income tax		117,321,000,000			(81,903,000,000)
Income tax expense		18,034,000,000			(1,901,000,000)
Profit for the year		135,355,000,000			(83,804,000,000)
Profit attributable to shareholders of the Parent Company		103,031,000,000			(83,804,000,000)
Profit attributable to non-controlling interests		32,324,000,000			0
Total assets	[1]	(26,907,580,000,000)			(25,081,725,000,000)
Total liabilities	[1]	₩ (1,106,714,000,000)			₩ (140,731,000,000)

[1]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.